Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding	7,088,261
Number of Options, Granted	2,377,173
Number of Options, Exercised	0
Number of Options, Cancelled or forfeited	(1,787,376)
Number of Options, Outstanding	7,678,058	7,088,261
Number of Options, Vested or expected to vest	7,678,058
Number of Options, Options exercisable	4,851,096
Weighted- Average Exercise Price, Outstanding	$ 6.35
Weighted- Average Exercise Price, Granted	1.48
Weighted- Average Exercise Price, Cancelled or forfeited	5.57
Weighted- Average Exercise Price, Outstanding	5.02	$ 6.35
Weighted- Average Exercise Price, Vested or expected to vest	5.02
Weighted- Average Exercise Price, Options exercisable	$ 6.43
Weighted- Average Remaining Contractual Term, Outstanding	6 years 3 months	6 years 11 months 1 day
Weighted- Average Remaining Contractual Term, Vested or expected to vest	6 years 3 months
Weighted- Average Remaining Contractual Term, Option exercisable	4 years 9 months 10 days
Aggregate Intrinsic Value, Outstanding	$ 426	$ 94
Aggregate Intrinsic Value, Vested or expected to vest	426
Aggregate Intrinsic Value, Options exercisable as of December 31, 2024	$ 77